May 5, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, N.E. Washington, DC 20549 Attention: Filings – Rule 497(j)

RE:	Dreyfus Stock Index Fund, Inc.
1933 Act No.: 33-27172
1940 Act No.: 811-5719
CIK No.: 0000846800

Dear Dir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 25 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 14, 2009.

Please address any comments or questions to the undersigned at (212) 922-8023.

Sincerely, /s/ Kara Dooley Kara Dooley Paralegal

KD/